Document and Entity Information	Nov. 19, 2020	Nov. 18, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date		Nov. 18, 2020
Entity Registrant Name		KULICKE & SOFFA INDUSTRIES INC
Entity Central Index Key		0000056978
Amendment Flag		false
Entity Incorporation, State or Country Code	PA
Entity File Number		000-00121
Entity Tax Identification Number		23-1498399
Entity Address, Address Line One		23A Serangoon North Avenue 5
Entity Address, Address Line Two		#01-01
Entity Address, Address Line Three		K&S Corporate Headquarters
Entity Address, City or Town		Singapore
Entity Address, Country		SG
Entity Address, Postal Zip Code		554369
City Area Code		215
Local Phone Number		784-6000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock, Without Par Value
Trading Symbol		KLIC
Security Exchange Name		NASDAQ